SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
SUBSEQUENT EVENTS
13.  SUBSEQUENT EVENTS

The following is a summary of significant events impacting the Company for the period from October 1, 2011, through the issuance of these financial statements in addition to subsequent events described in the footnotes above.

On October 4, 2011, the Company acknowledged an agreement between Lanktree Consulting Corporation and Southridge Partners II, LP whereby Lanktree transferred $125,000 of principal related to the $580,000 convertible note to Southridge for cash.  After this transfer and other Lanktree conversions of $250,000 to common stock, the balance of the note due Lanktree is $205,000.  On October 7, 2011, Southridge converted $25,000 of principal into 477,783 shares of common stock.  The conversion was at a rate of $0.0523.  On November 11, 2011, the Company issued 870,827 shares of common stock to Southridge for conversion of $15,000 of principal on their outstanding note ($0.017225 per share).  On November 15, 2011, the Company issued 380,825 shares of common stock to Southridge  for conversion of $5,400 of principal ($0.01418 per share).  The balance of the note after these conversions was $79,600.  On November 11, 2011, the Company issued 221,518 shares of common stock to Southridge to compensate them for a drop in the share price from the time of their notice of conversion dated October 4, 2011, to the actual issue date of the shares.

On October 11, 2011, the Company issued 265,290 shares of common stock to Lanktree Consulting Corporation valued at $32,720 for interest and default penalty interest accrued through October 4, 2011 on five convertible notes.

On October 11, 2011 the Company issued Exchange Agreements to four private investors who in the aggregate invested $145,000.  These Exchange Agreements converted private placements to two year convertible debentures with an interest rate of 4% per annum paid at maturity and with a conversion price of $0.10 per common share.  The Company formally cancelled the previously issued shares on November 12, 2011.

Effective October 19 and 21, 2011, the Company issued 1,200,000 common shares to two consultants valued at $85,480 based on the closing price of the Company’s common stock on the date of issuance.

On October 31, 2011, the Company issued 767,544 shares of common stock to a new investor for conversion of $17,500 of principal at an exchange price of $0.0228 per share.  The investor had acquired $170,000 of principal from two of the Company’s noteholders on October 26, 2011.  On November 16, 2011, the Company issued 797,448 shares of common stock to this investor for conversion of $10,000 of principal at an exchange price of $0.01254 per share.  The balance of the new note after these conversions was $142,500.

On November 3, 2011, the Company issued 1,000,000 shares of common stock for legal services value at $28,100 based on the closing trading price for the Company’s common stock on the date of issuance.

On November 9, 2011, the Company issued 1,122,679 shares of common stock to Mammoth Corporation at a conversion price of $0.0168 per share for conversion of principal and interest in the amount of $18,681.  Mammoth had acquired $37,500 of principal plus accrued interest outstanding on a portion of the 2007 subscription agreement debentures.  After this conversion, the principal balance outstanding on the 2007 subscription agreement debentures is $760,000.

Cash Procedures with regard to Sales of Products Secured by the Second Quarter 2011 Inventory Notes.  Beginning on October 20, 2011, the Company assigned certain of its accounts receivable and instructed customers who received product secured by the Second Quarter 2011 Inventory Notes to remit cash payments directly to Acqua Wellington Opportunity LP (“Acqua”).  Acqua shall disburse funds received among the noteholders on a pro rata basis.

14.  SUBSEQUENT EVENTS

Equity purchase agreement and issuance of Series A preferred stock. On February 3, 2011, the Company entered into an equity purchase agreement (the “Purchase Agreement”) with Southridge Partners II, LP.  Pursuant to the Purchase Agreement, Southridge agreed to purchase from the Company, for a period of up to 24 months commencing on the effective date of a registration statement filed by the Company for resale of the shares, up to $10,000,000 shares of the Company’s common stock.  The purchase price for the shares of common stock sold will be equal to 92% of the average of the lowest 2 daily closing prices for the 5 trading days immediately following the date on which the Company is deemed to provide a put notice under the Purchase Agreement.  The maximum amount of common stock that Southridge shall be obligated to purchase with respect to any single closing under the Purchase Agreement will be the lesser of $500,000 or 250% of the average dollar trading volume of the Company’s common stock for the 20 trading days immediately preceding the date on which the Company provides a put notice under the Purchase Agreement.  Upon execution of the Purchase Agreement, the Company issued Southridge a five-year warrant to purchase 25,000,000 shares of common stock at an exercise price of $0.00615, which may be exercised on a cashless basis if there is no effective registration statement for the resale of shares of common stock underlying the warrant six month following the issuance.

The Company agreed to issue to its management and directors a series of preferred stock with voting rights sufficient to grant such holders the ability to vote in favor of an increase in the Company’s authorized common stock and/or a reverse split of the outstanding shares of common stock.  Accordingly, on February 4, 2011, the Company issued to each of its four directors 12,500 shares each of its Series A Preferred Stock.  On February 11, 2011, the Company increased the number of authorized shares of its common stock from 2.5 billion to 5.0 billion.  In the aggregate, the Company issued 50,000 of its Series A Preferred Stock, which gave each of the holder 100,000 votes for each share of preferred stock owned.  The Series A Preferred Stock is non-participating in any dividends and not convertible.  The four members of the Company’s Board of Directors jointly held 5.0 billion votes immediately before and after the 200-to-1 reverse common stock split.

Issuances of common shares. On January 19, 2011, we issued 240,000 shares of our common stock for package design services valued at $1,200, which had been accrued at year-end.

As discussed in Note 12 – Commitments and Contingencies – Service agreements,  on January 21, 2011, we entered into an agreement with a marketing consultant to settle monthly retainer fees, out of pocket expenses and commissions due through December 31, 2010, and issued 12,000,0000 shares of our common stock in partial satisfaction of amounts due under the settlement agreement.  These shares were valued at $63,600 on the date of issuance.

On January 21, 2011, we issued 2,400,000 shares of our common stock to a public relations firm for six months of services through June 2011.  These shares were valued at $12,720 on the date of issuance.

On January 21, 2011, we issued 16,000,000 shares of our common stock to a partner in the law firm providing services to us as partial compensation for legal services.  These shares were valued at $84,800 on the date of issuance.

As discussed in Note 8 – Notes Payable – on February 2, 2011, the Company issued 32,000,000 shares of its common stock valued at $147,200, based on the closing price for the Company’s common stock on the date of the agreement, as consideration for extending the due dates on two short-term loans issued to Granite Financial Group.

On February 11, 2011, the Company increased the number of shares of its authorized common stock from 2.5 billion to 5.0 billion.

On February 16, 2011, the Company issued 10,000,000 shares for legal services.  These shares were valued at $43,000 based on the closing bid price of the Company’s stock on the date of issuance.

On January 17, 2011, the Company entered into a 12 month agreement with a consultant for investor relations services in exchange for an aggregate consideration of $48,000 of which the Company has the option to pay $12,000 in cash over 12 months, or issue 2,400,000 common shares, plus the issuance of 7,200,000 common shares with an agreed value of $36,000.  On February 23, 2011, the Company issued the 7,200,000 common shares.

On February 25, 2011, the Company issued a $25,000 convertible note to Lanktree Consulting Corporation bearing interest at 12% per annum payable monthly.  The note matures on May 25, 2011 and is convertible into shares of the Company’s common stock at a fixed conversion price of $0.0033.  As additional consideration for entering into this note, the Company issued 5,000,000 shares of its common stock valued at $20,000 on the date of issuance.  Further, as discussed in Note 8 – Notes Payable, in consideration for extension for the payment of principal on Note 1, the Company issued 22,000,000 shares of its common stock valued at $88,000.  The Company also issued 5,000,000 shares of its common stock valued at $20,000 in exchange for extension of the due date on the $44,000 short-term note and reduction of the interest rate.  In the aggregate, 32,000,000 million shares were issued to Lanktree on March 2, 2011.

On March 4, 2011, the Company issued 13,011,364 shares of its common stock for interest due on the first, second and third quarter 2010 convertible debentures for the period from issuance through December 31, 2010.  These shares were valued at $57,250.

On February 10, 2011 and March 10, 2011, Granite Financial Group converted $5,000 and $82,500 of principal outstanding on the first quarter 2010 convertible debentures into 1,515,151 and 25,000,000 shares of common stock, respectively.  After these conversions, the principal outstanding on the first quarter 2010 issuances was $312,250.

On March 11, 2011, a holder of the 2007 subscription agreement debentures converted $70,735 of principal and interest into 23,578,333 shares of common stock.  The Company amended the terms of the note to permit conversion at $0.003 per share.

On March 10, 2011, the Company issued 10,000,000 for legal services and 10,000,000 shares for accounting services.  Each of these issuances was valued at $42,000 based on the closing bid price of the Company’s common stock on the date of issuance.

On March 16, 2011, the Company issued 5,728,106 common shares for legal services.  These shares represent a three month prepayment for such services and were valued at $22,340 based on the closing price of the Company common on the date of issue.  Per the underlying agreement, the shares issued were determined based on a formula dividing the fee by the prior 5 day average closing price of the Company’s stock prior to the date of issuance multiplied by a factor of 1.5.

As discussed in Note 12 – Commitments and Contingencies, in March 2010, the Company entered into an agreement with a consultant for sales and marketing services and terminated the agreement in September 2010.  On March 24, 2011, the Company issued 15,000 shares of its common stock (shares adjusted for the effect of the 200-to-1 reverse stock split) to this consultant as settlement for services rendered in during 2010.  These shares were valued at $9,581 based on unpaid invoices from the consultant for commission draws and reimbursable expenses through the September 2010.

On March 24, 2011, the Company entered into a securities purchase agreement whereby the Company issued 15,000 shares of its common stock (shares adjusted for the effect of the 200-to-1 reverse stock split) at $0.30 per share and warrants to purchase 400,000 of common stock at an exercise price of $0.0001 over seven years.  In exchange for issuing these shares and warrants, the received cash proceeds of $60,000.

Reverse common stock split. On March 21, 2011, the Company effected a 200-to-1 reverse split of its shares of common stock.  Immediately prior to the reverse split, the Company had 2,345,905,633 of its common shares issued and outstanding which adjusted to 11,729,789 common shares as a result of the reverse split.

Litigation.  As discussed in Note 12 – Commitments and Contingencies – Litigation, on January 18, 2011, in the suit brought by Tecnimed, Srl against the Company and its affiliates, the Court granted Tecnimed’s request for a preliminary injunction and ordered the Company to stop selling the Vera Temp thermometer in allegedly infringing package and to recall the product from retail customers. The Company complied with this injunction by changing its retail package and the Court approved the new Vera Temp package on February 4, 2011.  The Company continues to ship the thermometer to retail customers in its new package.

Incentive Stock Plan. In January 2011, our Board of Directors approved the American Scientific Resources 2011 Incentive Stock Plan which allocates up to 100,000,000 shares (now 500,000 shares after the March 21, 2011, 200-to-1 reverse common stock split) of common stock for awards to directors, officers, selected employees and consultants as qualified and non-qualified stock options, and as restricted and non-restricted stock awards.